18. FINANCIAL INSTRUMENTS (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash flows hedges | Swap
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	$ 3,227,848	$ 2,217,902
Derivative asset, non-current	15,066,111	7,719,608
Derivative liability, current	1,843,804	797,783
Derivative liability, non-current	9,577,264	2,928,173
Cash flows hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	1,910,901	2,951,253
Derivative asset, non-current	10,675,527	14,103,214
Derivative liability, current	1,430,437	25,240
Derivative liability, non-current	4,351,070	202,169
Net investment hedges | Swap
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	55,695	0
Derivative asset, non-current	0	3,768,816
Derivative liability, current	0	2,347,813
Derivative liability, non-current	837,460	0
Net investment hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	156,125	936,437
Derivative asset, non-current	0	0
Derivative liability, current	3,150,799	16,969
Derivative liability, non-current	695,230	0
Fair value hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	222,382	1,726,743
Derivative asset, non-current	0	0
Derivative liability, current	1,398,590	69,404
Derivative liability, non-current	0	0
Exchange rate hedges
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	5,572,951	7,832,335
Derivative asset, non-current	25,741,638	25,591,638
Derivative liability, current	7,823,630	3,257,209
Derivative liability, non-current	$ 15,461,024	$ 3,130,342